Marketable Securities - InterCure Ltd (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities - InterCure Ltd [Abstract]
Fair value opening balance	$ 2,847	$ 298
Sales		(204)
Changes in fair value during the period	(574)	2,753
Total marketable securities	$ 2,273	$ 2,847